                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6537

            Van Kampen Trust For Investment Grade New York Municipals
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

PORTFOLIO OF INVESTMENTS JULY 31, 2006 (UNAUDITED)


PAR
AMOUNT
(000)      DESCRIPTION                                                                         COUPON     MATURITY        VALUE
           MUNICIPAL BONDS    151.9%
           NEW YORK    144.1%
$  1,000   Amherst, NY Indl Dev Agy Civic Fac Rev UBF Fac Student Hsg Ser A (AMBAC Insd)        5.750 %   08/01/25      $ 1,082,720
   1,000   Amherst, NY Indl Dev Agy Civic Fac Rev UBF Fac Student Hsg Ser B (AMBAC Insd)        5.750     08/01/30        1,082,720
   1,250   Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo Proj (FSA Insd)               5.750     05/01/19        1,364,300
   1,500   Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo Proj (FSA Insd)               5.750     05/01/20        1,637,160
   1,250   Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo Proj (FSA Insd)               5.750     05/01/23        1,363,300
   1,000   Erie Cnty, NY Pub Impt Ser C (Prerefunded @ 07/01/10) (AMBAC Insd)                   5.500     07/01/29        1,073,510
   1,000   Essex Cnty, NY Indl Dev Agy Rev Intl Paper Ser A Rfdg (AMT)                          5.200     12/01/23        1,004,400
   1,500   Hempstead Town, NY Indl Dev Agy Civic Fac Rev Adelphi Univ Civic Fac                 5.000     10/01/30        1,529,520
   2,000   Islip, NY Res Recovery Agy Rev 1985 Fac Ser B (AMT) (AMBAC Insd)                     7.250     07/01/11        2,287,900
   1,110   Islip, NY Res Recovery Agy Rev 1985 Fac Ser E (AMT) (FSA Insd) (a)                   5.750     07/01/18        1,208,923
   1,100   Islip, NY Res Recovery Agy Rev 1985 Fac Ser E (AMT) (FSA Insd)                       5.750     07/01/20        1,197,262
   6,620   Long Island Pwr Auth NY Elec Sys Rev Gen Ser A (FGIC Insd)                           5.000     12/01/25        6,904,329
   1,000   Long Island Pwr Auth NY Elec Sys Rev Gen Ser B                                       5.000     12/01/35        1,025,320
   4,000   Long Island Pwr Auth NY Elec Sys Rev Gen Ser C                                       5.500     09/01/19        4,282,720
   1,500   Long Island Pwr Auth NY Elec Sys Rev Gen Ser C                                       5.500     09/01/21        1,606,020
   1,000   Madison Cnty, NY Indl Dev Agy Morrisville St College Foundation Ser A
           (CIFG Insd)                                                                          5.000     06/01/28        1,034,890
   3,300   Metropolitan Trans Auth NY Rev Ser A (AMBAC Insd)                                    5.000     11/15/33        3,412,530
   4,000   Metropolitan Trans Auth NY Rev Ser A Rfdg (AMBAC Insd)                               5.500     11/15/19        4,338,560
   5,000   Metropolitan Trans Auth NY Rev Trans Ser A                                           5.000     11/15/23        5,205,850
   5,000   Metropolitan Trans Auth NY Rev Trans Ser A                                           5.000     11/15/31        5,143,550
   4,000   Metropolitan Trans Auth NY Svc Contract Ser A Rfdg                                   5.125     01/01/29        4,147,800
   1,500   Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM Boces Ser A (XLCA Insd)               5.000     07/01/24        1,548,930
   1,500   Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM Boces Ser A (XLCA Insd)               5.000     07/01/34        1,537,380
   1,125   Nassau Cnty, NY Impt Ser E (FSA Insd) (Prerefunded @ 03/01/10)                       6.000     03/01/20        1,210,849
   2,000   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser A (Prerefunded @ 11/15/10)       5.750     11/15/15        2,160,680
     730   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser A1 (AMBAC Insd)                  5.375     11/15/15          781,793
   3,000   Nassau Cnty, NY Tob Settlement Corp Ser A-3                                          5.000     06/01/35        2,956,980
   5,000   Nassau Cnty, NY Tob Settlement Corp Ser A-3                                          5.125     06/01/46        4,945,150
   2,000   New York City Fiscal 2003 Ser I                                                      5.750     03/01/16        2,192,740
     600   New York City Hsg Dev Corp Cap Fd Pgm NYC Hsg Auth Pgm Ser A (FGIC Insd)             5.000     07/01/25          625,620
   2,330   New York City Hsg Dev Corp Multi-Family Hsg Rev Ser C (AMT) (a)                      4.800     05/01/37        2,273,125

   4,000   New York City Hsg Dev Corp Multi-Family Hsg Rev Ser J-1                              4.850     05/01/36        4,011,560
   2,500   New York City Hsg Dev Corp Multi-Family Hsg Rev Ser L (AMT)                          5.050     11/01/39        2,502,925
   1,110   New York City Indl Dev Agy Brooklyn Navy Yard (AMT)                                  5.650     10/01/28        1,111,365
   1,355   New York City Indl Dev Agy Civic Fac Rev Nightingale Bamford Sch Rfdg
           (AMBAC Insd) (a)                                                                     5.250     01/15/19        1,445,338
   3,375   New York City Indl Dev Agy Rev Liberty Interactive Corp                              5.000     09/01/35        3,396,904
   6,230   New York City Indl Dev Agy Spl Fac Rev Rols RR II  (Inverse Floating Rate)
           (AMT) (Acquired 12/09/05, Cost $6,945,702)(b)                                        5.469     01/01/19        7,024,823
   1,450   New York City Indl Dev Civic YMCA Gtr NY Proj                                        5.800     08/01/16        1,489,382
   1,230   New York City Indl Dev Civic YMCA Gtr NY Proj                                        5.850     08/01/08        1,263,862
   7,700   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B                              5.000     06/15/36        7,903,511
   2,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B (FSA Insd)                   5.000     06/15/29        2,039,340
   4,835   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser C (MBIA Insd)                  5.000     06/15/28        5,011,768
   2,650   New York City Muni Wtr Fin Ser B                                                     6.000     06/15/33        2,871,593
   5,000   New York City Ser G                                                                  5.000     08/01/24        5,166,150
   3,000   New York City Ser G                                                                  5.000     12/01/24        3,089,430
   2,000   New York City Ser G                                                                  5.000     12/01/25        2,056,820
   2,115   New York City Ser G                                                                  5.000     12/01/26        2,172,147
   1,200   New York City Ser G                                                                  5.250     08/01/16        1,267,044
   3,500   New York City Ser J                                                                  5.000     03/01/24        3,606,995
   1,250   New York City Ser K                                                                  5.625     08/01/13        1,316,900
   8,750   New York City Transitional Cultural Res Rev Amern Museum Nat History
           Ser A Rfdg (MBIA Insd)                                                               5.000     07/01/44        8,979,163
   3,500   New York City Transitional Fin Auth Rev Future Tax Secd Ser B (MBIA Insd)            5.250     05/01/16        3,749,515
   2,500   New York City Transitional Fin Auth Rev Future Tax Secd Ser C (AMBAC Insd)           5.250     08/01/21        2,655,650
   6,000   New York City Transitional Fin Auth Rev Future Tax Secd Ser D (MBIA Insd)            5.250     02/01/19        6,402,600
   3,750   New York Cnty Tob Tr IV Settlement Pass Thru Ser A                                   5.000     06/01/45        3,640,350
     745   New York St Dorm Auth Lease Rev Master Boces Pgm (FSA Insd)                          5.250     08/15/21          795,034
   2,150   New York St Dorm Auth Lease Rev Master Boces Pgm Ser A (FSA Insd) (a)                5.250     08/15/16        2,280,376
   1,000   New York St Dorm Auth Lease Rev Master Boces Pgm Ser A (FSA Insd)                    5.250     08/15/17        1,057,120
   5,200   New York St Dorm Auth Rev Catholic Hlth L.I. Oblig Grp                               5.000     07/01/27        5,242,068
   2,750   New York St Dorm Auth Rev Catholic Hlth L.I. Oblig Grp                               5.100     07/01/34        2,783,990
   3,500   New York St Dorm Auth Rev City Univ Cons Third Ser 1 (FGIC Insd)                     5.250     07/01/25        3,655,995
   3,125   New York St Dorm Auth Rev City Univ Sys Cons Ser A                                   5.625     07/01/16        3,440,656
   2,500   New York St Dorm Auth Rev Cons City Univ Sys Second Gen Ser A                        5.750     07/01/13        2,703,300
   1,670   New York St Dorm Auth Rev Dept Ed (a)                                                5.250     07/01/19        1,772,555
   2,500   New York St Dorm Auth Rev Dept Hlth Ser A (CIFG Insd)                                5.000     07/01/25        2,584,400
   2,500   New York St Dorm Auth Rev Grace Manor Hlthcare Fac (SONYMA Insd)                     6.150     07/01/18        2,554,650
   3,800   New York St Dorm Auth Rev Hosp (MBIA Insd)                                           5.000     08/01/33        3,914,874
   2,340   New York St Dorm Auth Rev Insd Brooklyn Law Sch Ser B (XLCA Insd)                    5.375     07/01/23        2,512,201
   1,000   New York St Dorm Auth Rev Insd John T Mather Mem Hosp Rfdg
           (Connie Lee Insd)                                                                    6.500     07/01/10        1,093,740
   1,425   New York St Dorm Auth Rev Insd John T Mather Mem Hosp Rfdg
           (Connie Lee Insd) (a)                                                                6.500     07/01/08        1,493,671
   1,720   New York St Dorm Auth Rev Insd John T Mather Mem Hosp Rfdg
           (Connie Lee Insd) (a)                                                                6.500     07/01/11        1,915,409

   1,000   New York St Dorm Auth Rev Insd NY Univ Ser 2 (AMBAC Insd)                            5.000     07/01/41        1,017,600
     890   New York St Dorm Auth Rev Mental Hlth Fac Ser B (a)                                  5.250     02/15/22          940,116
   3,500   New York St Dorm Auth Rev Mtg Montefiore Hosp (FGIC Insd)                            5.000     08/01/29        3,611,265
   9,000   New York St Dorm Auth Rev Mtg Montefiore Hosp (FGIC Insd)                            5.000     08/01/33        9,247,770
   2,000   New York St Dorm Auth Rev Non St Supported Debt Insd Providence Rest
           (ACA Insd)                                                                           5.000     07/01/35        2,016,380
   2,525   New York St Dorm Auth Rev Non St Supported Debt Insd Providence Rest
           (ACA Insd)                                                                           5.125     07/01/30        2,588,453
   5,000   New York St Dorm Auth Rev Non St Supported Debt Saint Lukes Roosevelt Hosp
           (FHA Gtd)                                                                            4.800     08/15/25        5,050,700
   1,500   New York St Dorm Auth Rev Sch Dist Fin Pgm Ser D (MBIA Insd)                         5.500     10/01/17        1,624,785
   1,000   New York St Dorm Auth Rev Sch Dist Fin Pgm Ser I (MBIA Insd)                         5.750     10/01/18        1,097,320
   3,000   New York St Dorm Auth Rev Secd Hosp North Gen Hosp Rfdg                              5.750     02/15/18        3,266,100
   1,000   New York St Dorm Auth Rev St Univ Ed Fac 1989 Res (MBIA Insd)                        6.000     05/15/15        1,086,150
   2,000   New York St Dorm Auth Rev St Univ Ed Fac 1989 Res (MBIA Insd)                        6.000     05/15/16        2,173,040
   3,600   New York St Dorm Auth Rev St Univ Ed Fac Ser A (MBIA Insd)                           5.250     05/15/15        3,907,692
   5,010   New York St Dorm Auth Rev St Univ Ed Fac Ser B                                       5.250     05/15/19        5,375,530
   1,660   New York St Dorm Auth Rev Supported Debt Mental Hlth Svc Ser B (MBIA Insd)           5.250     08/15/31        1,727,678
     300   New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr Revolving Fd Ser A
           (Escrowed to Maturity) (POL CTL-SRF Insd)                                            5.750     06/15/12          331,596
      95   New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr Ser 02
           (POL CTL-SRF Insd)                                                                   5.750     06/15/12          104,532
     500   New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr Ser 02
           (Escrowed to Maturity) (POL CTL-SRF                                                  5.750     06/15/12          552,660
   7,500   New York St Environmental Fac Corp St Clean Wtr & Drinking Muni Wtr Fin
           Auth Sub Ser B                                                                       5.000     06/15/26        7,804,950
   1,000   New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd
           Muni Wtr Proj Ser B                                                                  5.250     06/15/20        1,068,300
   1,640   New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd
           Pooled Fin Pgm Ser I                                                                 5.250     09/15/19        1,754,406
   1,565   New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Ser B        5.000     06/15/20        1,648,790
   3,695   New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving
           Fd Ser B (a)                                                                         5.000     06/15/21        3,864,859
   3,500   New York St Hsg Fin Agy Rev Multi-Family Hsg Secd Mtg Pgm Ser A (AMT)
           (SONYMA Insd)                                                                        7.050     08/15/24        3,525,060
   1,200   New York St Hsg Fin Agy Rev Newburgh Interfaith Hsg Ser A (a)                        7.050     11/01/12        1,239,816
   7,000   New York St Loc Govt Assistance Corp Ser E Rfdg                                      6.000     04/01/14        7,928,410
   5,500   New York St Mtg Agy Rev Homeowner Mtg Ser 130 (AMT)                                  4.650     04/01/27        5,391,595
   2,250   New York St Mtg Agy Rev Homeowner Mtg Ser 130 (AMT)                                  4.800     10/01/37        2,208,803
     965   New York St Mtg Agy Rev Homeowner Mtg Ser 71 (AMT)                                   5.400     04/01/29          979,214
   7,280   New York St Mtg Agy Rev Homeowner Mtg Ser 79 (AMT)                                   5.300     04/01/29        7,417,010
   1,990   New York St Mtg Agy Rev Ser 101 (AMT)                                                5.400     04/01/32        2,031,432
   4,650   New York St Urban Dev Corp Rev Correctional Fac Ser A Rfdg                           5.500     01/01/14        4,973,547
   1,625   New York St Urban Dev Corp Rev Proj Ctr for Indl Innovation Rfdg                     5.500     01/01/13        1,759,306
   1,000   Niagara Falls, NY City Sch Dist Ctf Partn High Sch Fac Rfdg (FSA Insd)               5.000     06/15/25        1,033,600
   3,570   Niagara Falls, NY Frontier Auth Trans Arpt Rev Buffalo Niagara Intl
           Arpt Ser A (AMT) (MBIA Insd)                                                         5.625     04/01/29        3,742,181

   1,060   Niagara Falls, NY Wtr Treatment Plant (AMT) (MBIA Insd)                              7.250     11/01/10        1,188,705
   5,000   Port Auth NY & NJ Cons 132nd Ser                                                     5.000     09/01/26        5,163,800
   2,500   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Terminal 6
           (AMT) (MBIA Insd)                                                                    5.750     12/01/25        2,558,550
   1,000   Rockland Cnty, NY Solid Waste Mgmt Auth Ser B (AMT) (AMBAC Insd)                     5.125     12/15/28        1,032,710
   1,250   Sodus, NY Ctr Sch Dist Rfdg (FGIC Insd) (a)                                          5.125     06/15/17        1,324,575
   1,000   Tobacco Settlement Fin Corp NY Ser C-1                                               5.500     06/01/22        1,066,980
   1,815   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                                    5.000     01/01/32        1,848,087
   1,000   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                                    5.250     01/01/17        1,060,550
   6,945   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                                    5.250     01/01/18        7,365,520
   1,600   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser B Rfdg                               5.125     11/15/29        1,668,464
   5,000   Triborough Brdg & Tunl Auth NY Rev Gen Ser A                                         5.000     11/15/31        5,180,800
   2,000   Triborough Brdg & Tunl Auth NY Rev Rfdg (MBIA Insd)                                  5.000     11/15/32        2,050,260
  12,500   Tsasc, Inc NY Ser 1                                                                  5.000     06/01/34       12,365,750
  10,000   Tsasc, Inc NY Ser 1                                                                  5.125     06/01/42        9,902,000
   1,360   Warren & Wash Cnty NY Indl Dev Agy Civic Fac Rev Glens Falls Hosp
           Proj Ser A (FSA Insd)                                                                5.000     12/01/35        1,393,021
   7,000   Westchester Tob Asset Securitization Corp NY                                         5.125     06/01/45        6,906,550
   4,500   Yonkers, NY Indl Dev Agy Civic Cmnty Dev Ppty Yonkers Inc Ser A
           (Prerefunded @ 02/01/11) (c)                                                         6.625     02/01/26        5,038,065
                                                                                                                       -------------
                                                                                                                        367,346,738
                                                                                                                       -------------

           PUERTO RICO    5.9%
   8,000   Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser Y (FSA Insd)                        6.250     07/01/21        9,709,200
   5,000   Puerto Rico Pub Bldg Auth Rev Govt Fac Ser I (Comwlth Gtd)                           5.250     07/01/33        5,171,500
                                                                                                                       -------------
                                                                                                                         14,880,700
                                                                                                                       -------------

           U. S. VIRGIN ISLANDS    1.9%
   1,500   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                         6.375     10/01/19        1,637,835
   3,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A
           (ACA Insd)                                                                           6.125     10/01/29        3,230,550
                                                                                                                       -------------
                                                                                                                          4,868,385
                                                                                                                       -------------

TOTAL LONG-TERM INVESTMENTS    151.9%
   (Cost $372,930,072)                                                                                                  387,095,823

SHORT-TERM INVESTMENTS    3.8%
   (Cost $9,725,000)                                                                                                      9,725,000
                                                                                                                       -------------

TOTAL INVESTMENTS    155.7%
   (Cost $382,655,072)                                                                                                  396,820,823

OTHER ASSETS IN EXCESS OF LIABILITIES    1.3%                                                                             3,324,470

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (57.0%)                                                          (145,273,352)
                                                                                                                       -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $254,871,941
                                                                                                                       -------------

Percentages are calculated as a percentage of net assets applicable to common shares.
(a)              The Trust owns 100% of the outstanding bond issuance.
(b)              This security is restricted and may be resold only in
                 transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.8% of net assets applicable to common shares.
(c)              All or a portion of this security has been physically
                 segregated in connection with open futures contracts.
ACA            - American Capital Access
AMBAC          - AMBAC Indemnity Corp.
AMT            - Alternative Minimum Tax

CIFG           - CDC IXIS Financial Guaranty
Comwlth        - Commonwealth of Puerto Rico
Connie Lee     - Connie Lee Insurance Co.
FGIC           - Financial Guaranty Insurance Co.
FHA            - Federal Housing Administration
FSA            - Financial Security Assurance Inc.
MBIA           - Municipal Bond Investors Assurance Corp.
POL CTL-SRF    - State Water Pollution Control Revolving Fund
SONYMA         - State of New York Mortgage Agency
XLCA           - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2006
                                                                                                                     UNREALIZED
                                                                                                                    APPRECIATION/
SHORT CONTRACTS:                                                                                       CONTRACTS     DEPRECIATION
U.S. Treasury Notes 10-Year Futures September 06 (Current Notional
Value $106,031 per contract)                                                                              297        $    (344,638)
                                                                                                       ----------  -----------------

SWAP AGREEMENTS OUTSTANDING AS OF JULY 31, 2006

Interest Rate Swaps
                                                                      PAY/
                                                                     RECEIVE                              NOTIONAL      UNREALIZED
                                                                    FLOATING     FIXED     EXPIRATION      AMOUNT      APPRECIATION/
COUNTERPARTY                     FLOATING RATE INDEX                  RATE       RATE         DATE         (000)       DEPRECIATION
JP Morgan Chase Bank, N.A.      USD-BMA Municipal Swap Index         Receive     4.480%     09/28/26      $  1,860        $ (41,928)
JP Morgan Chase Bank, N.A.      USD-BMA Municipal Swap Index         Receive     4.249      09/28/16        10,210         (171,035)
JP Morgan Chase Bank, N.A.      USD-BMA Municipal Swap Index         Receive     4.474      10/03/26         5,400         (116,983)
                                                                                                                      --------------
                                                                                                                         $ (329,946)
                                                                                                                      --------------

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade New York Municipals


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: September 21, 2006